Segment Information - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 undergoing_conversion carrier segment operational_flng	Dec. 31, 2020 segment
Segment Reporting [Abstract]
Number of reportable segments | segment	3	4
Number of operational FLNG | operational_flng	1
Number of undergoing conversions | undergoing_conversion	1
Number of carriers earmarked for conversion | carrier	1